SCHEDULE OF RECONCILIATION ON PRESENT VALUE OF DEFINED BENEFIT OBLIGATION AND PLAN ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Postemployment Benefits [Abstract]
Defined Benefit Plan, Benefit Obligation, Beginning Balance	$ 68,701
Current service cost	69,157	68,701
Interest cost on the DBO	4,198
Employee benefits are already noted for quit employees	4,041
Exchange rate impact
Present Value of DBO, (expected) at the End of Year	146,097	68,701
Actuarial gain on DBO	(30,704)
Present Value of DBO, (actual) at the End of Year	115,393	68,701
Fair Value of Plan Assets at the Beginning of Year
Interest income on Plan Assets
Company contribution to Plan Assets
Exchange rate impact
Fair Value of Plan Assets, (expected) at the End of Year
Actuarial gain or loss on Plan Assets
Fair Value of Plan Assets, (actual) at the End of Year
The effect of asset ceiling
Provision for post-employment benefits	$ 115,393	$ 68,701